Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue			$ 13
Cost of sales			10
Gross profit			3
Research and development expenses, net	1,898	2,039	1,689
Selling and marketing expenses	569	453	427
General and administrative expenses	2,723	2,482	2,447
Operating loss	(5,190)	(4,974)	(4,560)
Finance expenses	1,128	101	79
Finance income	28	237	67
Share of net profit (loss) of associated companies	106	(101)	(1)
Loss before income tax	(6,184)	(4,939)	(4,573)
Income tax
Loss after income tax for the year attributable to shareholders	(6,184)	(4,939)	(4,573)
Items that will not be reclassified to profit or loss:
Foreign currency translation	(522)	(7)	388
Items that will or may be reclassified to profit or loss:
Exchange gains arising on translation of foreign operations	(238)	(375)
Other comprehensive income (loss), net of tax	(760)	(382)	388
Total comprehensive loss	$ (6,944)	$ (5,321)	$ (4,185)
Loss per share attributable to shareholders
Basic and diluted loss per share attributable to shareholders	$ (0.04)	$ (0.03)	$ (0.04)